Note 15 - Comprehensive Income (Loss) (Details) - Costamare Bulkers Holdings Limited Predecessor [Member] - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	May 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Comprehensive Income (Loss), Net of Tax	$ 0	$ (904)	$ (5,087)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax		1,352	(1,759)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax		(4,231)	(4,989)
Other Comprehensive Income (Loss), Derivative, Effective Portion of Changes in Fair Value, Net		$ 1,975	$ 1,661